Statements Of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Non-Controlling Interest [Member]	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2012	$ 28	$ 313	$ 18,906	$ (6)	$ (24)	$ (752)		$ 18,465
Changes during the six months ended June 30, 2013:
Net income	(3)				1,606		1,603	1,603
Cash distribution to shareholders			(7,916)					(7,916)
Exercise of share options			47					47
Unrealized gain on derivative instruments				(1)			(1)	(1)
Other				(46)			(46)	(46)
Foreign currency translation adjustment				(27)			(27)	(27)
Total comprehensive income							1,529
Balance at Jun. 30, 2013	$ 25	$ 313	$ 11,037	$ (80)	$ 1,582	$ (752)		$ 12,125